Evaluation Tools At Customers	12 Months Ended
Dec. 31, 2011
Evaluation Tools At Customers [Abstract]
Evaluation Tools At Customers

12- Evaluation tools at customers

The changes in the amount of evaluation tools are as follows:

Balance January 1, 2010	11,282
Evaluation tools shipped	5,381
Depreciation	(2,477)
Evaluation tools sold	(8,526)
Foreign currency translation effect	984

Balance December 31, 2010	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877

Balance December 31, 2011	13,987

Useful lives in years:	5

Evaluation tools are systems delivered to customers under evaluation agreements. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as Cost of sales.